STOCKHOLDERS' EQUITY (Details1) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation	$ 120,345	$ 114,292	$ 271,377	$ 342,483
Research and Development Expense [Member]
Share-based Compensation			83,425	116,327
General and Administrative Expense [Member]
Share-based Compensation			$ 187,952	$ 226,156